Property and Equipment, Net - Schedule of Depreciation Expense (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 59,719,534	$ 9,152,419	¥ 37,340,304	¥ 23,919,015
Hotel Operating Costs
Property Plant And Equipment [Line Items]
Depreciation expense	50,324,493	7,712,566	31,671,274	21,313,405
General And Administrative Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 9,395,041	$ 1,439,853	¥ 5,669,030	¥ 2,605,610